Leases - Future minimum payments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating lease liabilities under Topic 842
Operating leases - 2020	$ 29,872
Operating leases - 2021	27,445
Operating leases - 2022	23,540
Operating leases - 2023	21,257
Operating leases - 2024	20,176
Operating leases - later years	70,842
Operating leases - Total	193,132
Less: Imputed interest	(27,993)
Operating lease liabilities	165,139	$ 0
Finance lease liabilities under Topic 842
Finance leases - Remaining 2019	19,810
Finance leases - 2020	3,068,000
Finance leases - 2021	3,159
Finance leases - 2022	3,252
Finance leases - 2023	3,349
Finance leases - 2024	3,448
Finance leases - later years	8,220
Finance leases - Total	24,496
Less: imputed interest	(4,686)
Finance lease liabilities	$ 19,810	$ 0